Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST
VY® JPMorgan Emerging Markets Equity Portfolio
(the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in the equity	any borrowings for investment purposes) in equity
securities and equity-related instruments of issuers	securities of issuers in emerging markets.
located in at least three countries with emerging
securities markets.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first two paragraphs in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in the equity	any borrowings for investment purposes) in equity
securities and equity-related instruments of issuers	securities of issuers in emerging markets. For
located in at least three countries with emerging	purposes of this 80% policy, emerging markets
securities markets. The Portfolio will provide	means most countries in the world except
shareholders with at least 60 days’ prior notice of	Australia, Canada, Japan, New Zealand, the
any change in this investment policy.	United Kingdom, the United States, and most of
the countries of western Europe and Hong Kong.
Countries with emerging markets include most	For purposes of this 80% policy, equity securities
countries in the world except Australia, Canada,	include, without limitation, common stock,
Japan, New Zealand, the United Kingdom, the	preferred stock, convertible securities, depositary
U.S., and most of the countries of western Europe.	receipts, participatory notes or other structured
An emerging market company is one: that is	notes, real estate-related securities (including real
organized under the laws of, or has a principal	estate investment trusts (“REITs”)), trust or
place of business in an emerging market; where	partnership interests, rights and warrants to buy
the principal securities market is in an emerging
market; that derives at least 50% of its total	common stock, privately placed securities, and
revenues or profits from goods that are produced	initial public offerings (“IPOs”).
or sold, investments made, or services performed
in an emerging market; or at least 50% of the	An issuer in an emerging market is one: that is
assets of which are located in an emerging market.	organized under the laws of, or has a principal
Equity securities and equity-related instruments in	place of business in an emerging market; for
which the Portfolio may invest include common	which the principal securities market is in an
stocks, preferred stocks, convertible securities,	emerging market; that derives at least 50% of its
trust or partnership interests, depositary receipts,	total revenues or profits from goods that are
rights and warrants, participation notes or other	produced or sold, investments made, or services
structured notes. The Portfolio may also invest to	performed in an emerging market; or at least 50%
a lesser extent in debt instruments of issuers in	of the assets of which are located in an emerging
countries with emerging markets.	market. The Portfolio may also invest to a lesser
extent in debt instruments of issuers in countries
with emerging markets.

VY JPMorgan Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA INVESTORS TRUST
VY® JPMorgan Emerging Markets Equity Portfolio
(the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in the equity	any borrowings for investment purposes) in equity
securities and equity-related instruments of issuers	securities of issuers in emerging markets.
located in at least three countries with emerging
securities markets.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first two paragraphs in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in the equity	any borrowings for investment purposes) in equity
securities and equity-related instruments of issuers	securities of issuers in emerging markets. For
located in at least three countries with emerging	purposes of this 80% policy, emerging markets
securities markets. The Portfolio will provide	means most countries in the world except
shareholders with at least 60 days’ prior notice of	Australia, Canada, Japan, New Zealand, the
any change in this investment policy.	United Kingdom, the United States, and most of
the countries of western Europe and Hong Kong.
Countries with emerging markets include most	For purposes of this 80% policy, equity securities
countries in the world except Australia, Canada,	include, without limitation, common stock,
Japan, New Zealand, the United Kingdom, the	preferred stock, convertible securities, depositary
U.S., and most of the countries of western Europe.	receipts, participatory notes or other structured
An emerging market company is one: that is	notes, real estate-related securities (including real
organized under the laws of, or has a principal	estate investment trusts (“REITs”)), trust or
place of business in an emerging market; where	partnership interests, rights and warrants to buy
the principal securities market is in an emerging
market; that derives at least 50% of its total	common stock, privately placed securities, and
revenues or profits from goods that are produced	initial public offerings (“IPOs”).
or sold, investments made, or services performed
in an emerging market; or at least 50% of the	An issuer in an emerging market is one: that is
assets of which are located in an emerging market.	organized under the laws of, or has a principal
Equity securities and equity-related instruments in	place of business in an emerging market; for
which the Portfolio may invest include common	which the principal securities market is in an
stocks, preferred stocks, convertible securities,	emerging market; that derives at least 50% of its
trust or partnership interests, depositary receipts,	total revenues or profits from goods that are
rights and warrants, participation notes or other	produced or sold, investments made, or services
structured notes. The Portfolio may also invest to	performed in an emerging market; or at least 50%
a lesser extent in debt instruments of issuers in	of the assets of which are located in an emerging
countries with emerging markets.	market. The Portfolio may also invest to a lesser
extent in debt instruments of issuers in countries
with emerging markets.